Cover	May 30, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	May 30, 2023
Entity Registrant Name	Bellicum Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36783
Entity Tax Identification Number	20-1450200
Entity Address, Address Line One	3730 Kirby Drive
Entity Address, Address Line Two	Ste. 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	281
Local Phone Number	454-3424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BLCM
Entity Emerging Growth Company	false
Entity Central Index Key	0001358403
Amendment Flag	false